Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,825	20,299
Transfers in, net assets/liabilities	1,650	2,032
Transfers out, net assets/liabilities	(1,757)	(1,797)
Purchases, net assets/liabilities	6,798	12,080
Sales, net assets/liabilities	(9,191)	(12,789)
Issuances, net assets/liabilities	548	(1,961)
Settlements, net assets/liabilities	463	3,107
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	30	213
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(307)	(50)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	257	826
Foreign currency translation impact, net assets/liabilities	51	(2,115)
Balance at beginning of period, net assets/liabilities	21,367	19,845